Document and Entity Information	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	F-3
Amendment Flag	false
Entity Registrant Name	Bitdeer Technologies Group
Entity Central Index Key	0001899123
Entity Emerging Growth Company	true
Entity Ex Transition Period	false